Earnings Per Share (Tables)	6 Months Ended
Apr. 30, 2021
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Summary of Basic and Diluted Earnings Per Share
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended		For the six months ended
	April 30, 2021	April 30, 2020	April 30, 2021	April 30, 2020
Net income	1,303	689	3,320	2,281
Dividends on preferred shares and distributions payable on other equity instruments	(68)	(52)	(124)	(122)
Net income available to common shareholders	1,235	637	3,196	2,159
Weighted-average number of common shares outstanding (in thousands)	646,734	639,629	646,620	639,537
Basic earnings per common share (Canadian $)	1.91	1.00	4.94	3.38
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	1,235	637	3,196	2,159
Weighted-average number of common shares outstanding (in thousands)	646,734	639,629	646,620	639,537
Effect of dilutive instruments
Stock options potentially exercisable (1)	6,725	3,433	5,014	3,503
Common shares potentially repurchased	(5,407)	(2,844)	(3,935)	(2,550)
Weighted-average number of diluted common shares outstanding (in thousa n ds)	648,052	640,218	647,699	640,490
Diluted earnings per common share (Canadian $)	1.91	1.00	4.93	3.37

(1)
In computing diluted earnings per share we excluded average stock options outstanding of nil and 1,761,196 with a weighted-average exercise price of $nil and $104.67, respectively, for the three and six months ended April 30, 2021 (3,235,957 and 3,074,700 with a weighted-average exercise price of $99.98 and $99.81, respectively, for the three and six months ended April 30, 2020) as the average share price for the period did not exceed the exercise price.